Digital Assets and Digital Asset ETPs - Schedule of Digital Assets (Details) $ in Thousands		Jun. 30, 2026 USD ($) Solana Ethereum Bitcoin XRP Otherdigitalassets	Dec. 31, 2025 USD ($) Solana Ethereum Bitcoin XRP Otherdigitalassets
Schedule of Digital Assets [Line Items]
Total digital assets, Cost Basis		$ 3,305,600	$ 4,812,438
Total digital assets, Fair Value		$ 2,515,483	$ 3,974,713
Bitcoin [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, Units | Bitcoin		23,353	24,357
Total digital assets, Cost Basis		$ 1,700,003	$ 2,438,104
Total digital assets, Fair Value		$ 1,363,071	$ 2,132,819
Ethereum [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, Units | Ethereum		380,093	359,966
Total digital assets, Cost Basis		$ 916,250	$ 1,190,456
Total digital assets, Fair Value		$ 594,499	$ 1,069,940
Solana [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, Units | Solana		3,324,735	2,951,168
Total digital assets, Cost Basis		$ 280,087	$ 588,725
Total digital assets, Fair Value		$ 243,658	$ 367,985
XRP [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, Units | XRP		148,664,422	129,750,947
Total digital assets, Cost Basis		$ 203,106	$ 318,238
Total digital assets, Fair Value		$ 154,125	$ 238,776
Other digital assets [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, Units | Otherdigitalassets	[1],[2]
Total digital assets, Cost Basis	[1],[2]	$ 206,154	$ 276,915
Total digital assets, Fair Value	[1],[2]	160,130	165,193
Treasury Purposes [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, Cost Basis		39,045	39,236
Total digital assets, Fair Value		$ 26,687	$ 33,354
Treasury Purposes [Member] | Bitcoin [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, Units | Bitcoin		235	235
Total digital assets, Cost Basis		$ 17,929	$ 22,790
Total digital assets, Fair Value		$ 13,729	$ 20,546
Treasury Purposes [Member] | Ethereum [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, Units | Ethereum		6,077	2,596
Total digital assets, Cost Basis		$ 16,661	$ 8,421
Total digital assets, Fair Value		$ 9,517	$ 7,717
Treasury Purposes [Member] | Solana [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, Units | Solana		46,933	40,910
Total digital assets, Cost Basis		$ 4,455	$ 8,025
Total digital assets, Fair Value		$ 3,441	$ 5,091

[1]	Excludes various stablecoins held with a total fair value of $26.2 million and $8.2 million as of June 30, 2026 and December 31, 2025, respectively, which are reflected within digital asset receivables in the consolidated balance sheets.
[2]	Includes various other digital asset balances, none of which individually represented a material amount of the fair value of total digital assets.